Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Calculation of Net Loss Per Share

The calculation of net loss per share is as follows:

	For the years ended December 31,
	2013	2014	2015

Numerator:
Net (loss) income attributable to Momo Inc.	$(9,326)	$(25,415)	$13,697
Deemed dividend to Series A-1 and Series A-2 shares	(524)	(30,910)	—
Deemed dividend to Series A-3 shares	(509)	(544)	—
Deemed dividend to Series B shares	(5,652)	(3,116)	—
Deemed dividend to Series C shares	(1,435)	(5,596)	—
Deemed dividend to Series D shares	—	(17,497)	—
Undistributed earnings allocated to Series A shares	—	—	—
Undistributed earnings allocated to Series B shares	—	—	—
Undistributed earnings allocated to Series C shares	—	—	—
Undistributed earnings allocated to Series D shares	—	—	—
Undistributed earnings allocated to participating nonvested restricted shares	—	—	(1,339)

Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary share-basic and diluted	$(17,446)	$(83,078)	$12,358

Denominator:
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic	67,190,411	85,293,775	342,646,282
Weighted average shares used in computing net (loss) income per participating nonvested restricted share	79,809,589	60,951,591	37,118,622
Weighted average shares used in computing net income per Series A-1 and Series A-2 share	38,977,742	32,176,676	—
Weighted average shares used in computing net income per Series A-3 share	19,797,980	18,990,997	—
Weighted average shares used in computing net income per Series B share	69,513,767	67,182,243	—
Weighted average shares used in computing net income per Series C share	7,280,436	34,540,898	—
Weighted average shares used in computing net income per Series D share	—	28,348,231	—

Denominator for computing net (loss) income per share-diluted:
Weighted average shares outstanding used in computing net (loss) income per ordinary share-diluted	67,190,411	85,293,775	401,396,548	(i)

Net (loss) income per ordinary share attributable to Momo Inc.
- basic	$(0.26)	$(0.97)	$0.04
Net income per participating nonvested restricted share	$—	$—	$0.04
Net income per Series A-1 and Series A-2 share	$0.01	$0.96	$—
Net income per Series A-3 share	$0.03	$0.03	$—
Net income per Series B share	$0.08	$0.05	$—
Net income per Series C share	$0.20	$0.16	$—
Net income per Series D share	$—	$0.62	$—

Net (loss) income per ordinary share attributable to Momo Inc.
- diluted	$(0.26)	$(0.97)	$0.03

(i)	For the year 2015, an incremental weighted average number of 35,759,066 nonvested restricted shares and an incremental weighted average number of 22,991,200 ordinary shares from the assumed exercise of share options and vesting of restricted share units using the treasury stock method were included.

Summary of Potential Ordinary Shares Outstanding Excluded from Computation of Diluted Net Loss Per Ordinary Share

The following table summarizes potential ordinary shares outstanding excluded from the computation of diluted net loss or income per ordinary share for the years ended December 31, 2013, 2014 and 2015, because their effect is anti-dilutive:

	For the years ended December 31,
	2013	2014	2015
Share issuable upon exercise of share options	1,014,557	21,831,082	904,489
Share issuable upon exercise of RSUs	—	—	15,001
Share issuable upon vesting of nonvested restricted shares	79,809,589	60,951,591	—
Share issuable upon conversion of Series A-1 and Series A-2 shares	38,977,742	32,176,676	—
Share issuable upon conversion of Series A-3 shares	19,797,980	18,990,997	—
Share issuable upon conversion of Series B shares	69,513,767	67,182,243	—
Share issuable upon conversion of Series C shares	7,280,436	34,540,898	—
Share issuable upon conversion of Series D shares	—	28,348,231	—